Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and the VIEs through which the Company conducts its business operations as of December 31, 2024 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Hangzhou NetEase Leihuo Technology Co., Ltd. (“Hangzhou Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Schedule of combined financial information of the VIEs included in the accompanying consolidated financial statements of the Group

The following combined financial information of the VIEs was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	1,802,256	1,013,200
Time deposits	420,000	70,000
Restricted cash	2,701,083	3,025,450
Accounts receivable, net	4,663,331	3,618,024
Inventories	36,908	27,335
Prepayments and other current assets, net	1,765,209	2,346,183
Short-term investments	73,904	413,516
Amounts due from Group companies	9,192,463	11,716,452
Total current assets	20,655,154	22,230,160

Property, equipment and software, net	52,212	9,905
Operating lease right-of-use assets, net	53,686	35,015
Deferred tax assets	148,847	15,191
Restricted cash	500	3,201
Long-term investments	1,212,804	1,119,963
Other long-term assets	203,744	342,065
Total non-current assets	1,671,793	1,525,340

Total assets	22,326,947	23,755,500

Accounts payable	265,137	51,905
Salary and welfare payables	114,794	93,859
Taxes payable	142,769	139,413
Short-term loans	16,095	—
Contract liabilities	12,401,426	13,702,547
Accrued liabilities and other payables	3,689,885	4,555,787
Short-term operating lease liabilities	22,413	18,398
Amounts due to Group companies	2,822,751	2,658,376
Total current liabilities	19,475,270	21,220,285

Long-term operating lease liabilities	30,278	14,853
Other long-term liabilities	554,648	648,623
Total non-current liabilities	584,926	663,476

Total liabilities	20,060,196	21,883,761

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues
Third-party revenues	82,549,444	90,054,544	90,872,284
Intra-Group revenues	817,962	734,857	938,100
Total net revenues	83,367,406	90,789,401	91,810,384

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(18,358,287)	(17,468,565)	(18,544,042)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(64,777,586)	(72,992,568)	(72,698,641)
Other intra-Group cost of revenues and operating expenses	(185,608)	(23,546)	(155,620)
Total cost of revenues and operating expenses	(83,321,481)	(90,484,679)	(91,398,303)

Net income	(81,329)	328,357	177,118

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	67,459,864	72,325,460	74,828,624
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(66,970,818)	(73,298,667)	(73,785,893)
Net cash provided by/(used in) other transactions with intra-Group companies	299,452	639,545	(45,054)
Net cash provided by/(used in) operating activities	788,498	(333,662)	997,677

Cash flows from investing activities:
Net cash used in transactions with third-parties	(71,832)	(82,645)	(234,760)
Net loans made to intra-Group companies	—	—	(1,438,000)
Net cash used in investing activities	(71,832)	(82,645)	(1,672,760)

Cash flows from financing activities:
Net cash (used in)/provided by transactions with intra-Group companies	(105,448)	(52,839)	229,553
Net cash (used in)/provided by transactions with third-parties	(52,541)	15,673	(16,095)
Net cash (used in)/provided by financing activities	(157,989)	(37,166)	213,458